UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2015

Semiannual Report

to Shareholders

Deutsche Equity 500 Index Fund

Contents
Deutsche Equity 500
Index Fund
3 Letter to Shareholders
4 Performance Summary
5 Portfolio Manager
5 Portfolio Summary
7 Statement of Assets and Liabilities
8 Statement of Operations
9 Statement of Changes in Net Assets
10 Financial Highlights
13 Notes to Financial Statements
18 Information About Your Fund's Expenses
Deutsche Equity 500 Index Portfolio
21 Investment Portfolio
38 Statement of Assets and Liabilities
39 Statement of Operations
40 Statement of Changes in Net Assets
41 Financial Highlights
42 Notes to Financial Statements
49 Advisory Agreement Board Considerations and Fee Evaluation
54 Account Management Resources
56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Despite slow growth during the first half of 2015, the U.S. economy’s underlying fundamentals remain sound. Employment growth has been solid, the housing market continues to improve and households have strengthened their finances. Real income is firming thanks to the improving labor market and lower energy prices. And, while consumers remain cautious, they’re likely to loosen their purse strings over time.

In short, our economists see an environment that should support modestly above-trend domestic growth. The strong U.S. dollar continues to act as a headwind to exports and (for those whose positions are not hedged) a detractor from foreign equity returns.

The U.S. Federal Reserve Board is likely to start raising short-term interest rates in the U.S. later this year. However, the specific timing depends on whether the recent slowdown in activity reverses, the labor markets continue to heal and inflation truly bottoms. In any case, analysts expect the process to be gradual.

Meanwhile, the global picture, which had appeared to be brightening, is again in flux due to uncertainties regarding the Greek debt crisis and its potential ramifications. Overall, our strategic view remains generally positive. While we do not see Greece posing a major risk of contagion across the Eurozone, heightened volatility can be expected.

As always, we encourage you to visit us at deutschefunds.com for timely information about economic developments and your Deutsche fund investment. With frequent updates from our Chief Investment Officer and economists, we want to ensure that you have the resources you need to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder

President, Deutsche Funds

Performance Summary June 30, 2015 (Unaudited)
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/15
No Sales Charges	1.05%	7.03%	16.99%	7.65%
S&P 500® Index†	1.23%	7.42%	17.34%	7.89%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/15
No Sales Charges	1.07%	7.09%	17.06%	7.74%
S&P 500® Index†	1.23%	7.42%	17.34%	7.89%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2015 are 0.32% and 0.26% for Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

† The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

‡ Total returns shown for periods less than one year are not annualized.

	Class S	Institutional Class
Net Asset Value
6/30/15	$220.94	$223.21
12/31/14	$222.55	$224.82
Distribution Information as of 6/30/15
Income Dividends, Six Months	$1.66	$1.75
Capital Gain Distributions, Six Months	$2.33	$2.33

Portfolio Manager

Brent Reeder, Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2015 (17.5% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.9%
2. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.9%
3. Exxon Mobil Corp. Explorer and producer of oil and gas	1.9%
4. Google, Inc. Provides a Web-based search engine for the Internet	1.6%
5. Johnson & Johnson Provider of health care products	1.5%
6. General Electric Co. Diversified technology, media and financial services company	1.4%
7. Wells Fargo & Co. A diversified financial services company	1.4%
8. JPMorgan Chase & Co. Provider of global financial services	1.4%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.3%
10. Procter & Gamble Co. Manufacturer of diversified consumer products	1.2%
Portfolio holdings and characteristics are subject to change.
Deutsche Equity 500 Index Fund (the "Fund") is a feeder fund that invests substantially all of its assets in a "master portfolio," the Deutsche Equity 500 Index Portfolio (the "Portfolio"), and owns a pro rata interest in the Portfolio's net assets. The above is based on the holdings of Deutsche Equity 500 Index Portfolio.
For more complete details about the fund's investment portfolio, see page 21. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 54 for contact information.

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets
Investment in the Deutsche Equity 500 Index Portfolio, at value	$916,078,469
Receivable for Fund shares sold	669,470
Other assets	23,896
Total assets	916,771,835
Liabilities
Payable for Fund shares redeemed	836,792
Accrued Trustees' fees	902
Other accrued expenses and payables	206,365
Total liabilities	1,044,059
Net assets, at value	$915,727,776
Net Assets Consist of
Undistributed net investment income	1,279,450
Net unrealized appreciation (depreciation)	654,875,214
Accumulated net realized gain (loss)	7,671,299
Paid-in capital	251,901,813
Net assets, at value	$915,727,776
Net Asset Value
Class S Net Asset Value, offering and redemption price per share ($441,509,767 ÷ 1,998,326 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$220.94
Institutional Class Net Asset Value, offering and redemption price per share ($474,218,009 ÷ 2,124,569 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$223.21

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income
Income and expenses allocated from Deutsche Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of of $31,379)	$9,709,790
Interest	1,126
Income distributions — Central Cash Management Fund	7,727
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	65,205
Expenses	(462,128)
Net investment income allocated from Deutsche Equity 500 Index Portfolio	9,321,720
Expenses: Administration fee	477,933
Services to shareholders	365,244
Professional fees	22,254
Reports to shareholders	25,685
Registration fees	19,036
Trustees' fees and expenses	2,887
Other	6,233
Total expenses before expense reductions	919,272
Expense reductions	(72,160)
Total expenses after expense reductions	847,112
Net investment income (loss)	8,474,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche Equity 500 Index Portfolio: Investments	16,871,911
Futures	744,469
17,616,380
Change in net unrealized appreciation (depreciation) allocated from Deutsche Equity 500 Index Portfolio on: Investments	(14,198,058)
Futures	(476,583)
(14,674,641)
Net gain (loss)	2,941,739
Net increase (decrease) in net assets resulting from operations	$11,416,347

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income (loss)	$8,474,608	$18,110,341
Operations: Net investment income (loss)	$8,474,608	$18,110,341
Net realized gain (loss)	17,616,380	86,812,471
Change in net unrealized appreciation (depreciation)	(14,674,641)	23,608,248
Net increase (decrease) in net assets resulting from operations	11,416,347	128,531,060
Distributions to shareholders from: Net investment income: Class S	(3,297,018)	(7,588,296)
Institutional Class	(3,890,801)	(10,981,006)
Realized gains: Class S	(4,612,997)	(12,919,593)
Institutional Class	(5,386,783)	(16,718,889)
Total distributions	(17,187,599)	(48,207,784)
Fund share transactions: Proceeds from shares sold	105,496,567	235,599,827
Reinvestment of distributions	14,730,593	41,212,715
Payments for shares redeemed	(162,005,642)	(512,165,217)
Net increase (decrease) in net assets from Fund share transactions	(41,778,482)	(235,352,675)
Increase (decrease) in net assets	(47,549,734)	(155,029,399)
Net assets at beginning of period	963,277,510	1,118,306,909
Net assets at end of period (includes undistributed net investment income and distributions in excess of net investment income of $1,279,450 and $7,339, respectively)	$915,727,776	$963,277,510

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class S	Six Months Ended 6/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$222.55		$206.91	$159.88	$141.06	$141.15	$125.16
Income (loss) from investment operations: Net investment incomea	1.95		3.76	3.32	3.15	2.55	2.32
Net realized and unrealized gain (loss)	.43		23.16	47.28	18.88	.02	16.06
Total from investment operations	2.38		26.92	50.60	22.03	2.57	18.38
Less distributions from: Net investment income	(1.66)		(4.09)	(3.57)	(3.21)	(2.66)	(2.40)
Net realized gains	(2.33)		(7.19)	—	—	—	—
Total distributions	(3.99)		(11.28)	(3.57)	(3.21)	(2.66)	(2.40)
Increase from regulatory settlements	—		—	—	—	—	.01	c
Net asset value, end of period	$220.94		$222.55	$206.91	$159.88	$141.06	$141.15
Total Return (%)	1.05	b**	13.28	31.92	15.65	1.88	14.89	b,c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	442		422	417	359	360	444
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.32	*	.32	.31	.30	.31	.31
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.30	*	.31	.31	.30	.31	.27
Ratio of net investment income (%)	1.75	*	1.74	1.80	2.03	1.79	1.81
a Based on average shares outstanding during period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.007 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. Excluding this non-recurring payment, total return would have been 0.01% lower.
* Annualized
** Not annualized

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$224.82		$208.96	$161.46	$142.46	$142.57	$126.38
Income (loss) from investment operations: Net investment incomea	2.01		3.90	3.39	3.23	2.68	2.49
Net realized and unrealized gain (loss)	.46		23.41	47.80	19.09	.01	16.22
Total from investment operations	2.47		27.31	51.19	22.32	2.69	18.71
Less distributions from: Net investment income	(1.75)		(4.26)	(3.69)	(3.32)	(2.80)	(2.53)
Net realized gains	(2.33)		(7.19)	—	—	—	—
Total distributions	(4.08)		(11.45)	(3.69)	(3.32)	(2.80)	(2.53)
Increase from regulatory settlements	—		—	—	—	—	.01	c
Net asset value, end of period	$223.21		$224.82	$208.96	$161.46	$142.46	$142.57
Total Return (%)	1.07	b**	13.35	31.99	15.71	1.95	15.01	b,c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	474		541	702	1,023	1,200	1,521
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.26	*	.26	.25	.25	.24	.23
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.25	*	.25	.25	.25	.24	.17
Ratio of net investment income (%)	1.79	*	1.79	1.84	2.06	1.85	1.92
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.007 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. Excluding this non-recurring payment, total return would have been 0.01% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Fund (the "Fund") is a diversified series of Deutsche Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2015, the Fund owned approximately 49% of the Portfolio.

The Fund offers two classes of shares: Institutional Class and Class S. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to redemptions in-kind, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund's average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2015 through April 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class S	.30%
Institutional Class	.25%

For the six months ended June 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class S	$37,106
Institutional Class	35,054
$72,160

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee was $477,933, of which $77,235 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DSC was as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2015
Class S	$21,964	$12,547
Institutional Class	13,854	7,192
	$35,818	$19,739

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,423, of which $9,926 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	326,841	$72,776,481	538,985	$117,087,140
Institutional Class	145,445	32,720,086	545,532	118,512,687
		$105,496,567		$235,599,827
Shares issued to shareholders in reinvestment of distributions
Class S	35,025	$7,863,159	95,235	$20,379,764
Institutional Class	30,285	6,867,434	96,372	20,832,951
		$14,730,593		$41,212,715
Shares redeemed
Class S	(259,236)	$(58,294,627)	(751,925)	$(163,622,901)
Institutional Class	(459,280)	(103,711,015)	(1,591,902)	(348,542,316)
		$(162,005,642)		$(512,165,217)
Net increase (decrease)
Class S	102,630	$22,345,013	(117,705)	$(26,155,997)
Institutional Class	(283,550)	(64,123,495)	(949,998)	(209,196,678)
		$(41,778,482)		$(235,352,675)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2015 (Unaudited)
Actual Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/15	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,010.50	$1,010.70
Expenses Paid per $1,000**	$1.50	$1.25
Hypothetical 5% Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/15	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,023.31	$1,023.55
Expenses Paid per $1,000**	$1.51	$1.25

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class S	Institutional Class
Deutsche Equity 500 Index Fund	.30%	.25%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Deutsche Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2015 (Unaudited)
	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 12.6%
Auto Components 0.4%
BorgWarner, Inc.	22,660	1,287,994
Delphi Automotive PLC	28,853	2,455,102
Goodyear Tire & Rubber Co.	27,475	828,371
Johnson Controls, Inc.	65,348	3,236,687
		7,808,154
Automobiles 0.6%
Ford Motor Co.	396,077	5,945,116
General Motors Co.	134,937	4,497,450
Harley-Davidson, Inc.	20,532	1,156,978
		11,599,544
Distributors 0.1%
Genuine Parts Co.	15,048	1,347,247
Diversified Consumer Services 0.1%
H&R Block, Inc. (a)	27,980	829,607
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	45,026	2,223,834
Chipotle Mexican Grill, Inc.* (a)	3,083	1,865,184
Darden Restaurants, Inc. (a)	12,520	889,922
Marriott International, Inc. "A"	20,838	1,550,139
McDonald's Corp.	95,749	9,102,857
Royal Caribbean Cruises Ltd.	16,383	1,289,178
Starbucks Corp. (a)	149,912	8,037,532
Starwood Hotels & Resorts Worldwide, Inc.	16,794	1,361,825
Wyndham Worldwide Corp.	12,017	984,313
Wynn Resorts Ltd. (a)	8,247	813,732
Yum! Brands, Inc.	43,173	3,889,024
		32,007,540
Household Durables 0.4%
D.R. Horton, Inc.	32,593	891,744
Garmin Ltd.	12,471	547,851
Harman International Industries, Inc.	7,204	856,844
Leggett & Platt, Inc. (a)	13,751	669,399
Lennar Corp. "A" (a)	17,777	907,338
Mohawk Industries, Inc.* (a)	6,148	1,173,653
Newell Rubbermaid, Inc.	26,613	1,094,060
PulteGroup, Inc. (a)	33,257	670,129
Whirlpool Corp.	7,899	1,366,922
		8,177,940
Internet & Catalog Retail 1.6%
Amazon.com, Inc.*	38,149	16,560,099
Expedia, Inc. (a)	9,807	1,072,396
Netflix, Inc.*	6,032	3,962,662
The Priceline Group, Inc.*	5,181	5,965,248
TripAdvisor, Inc.* (a)	11,186	974,748
		28,535,153
Leisure Products 0.1%
Hasbro, Inc. (a)	11,456	856,794
Mattel, Inc. (a)	34,483	885,869
		1,742,663
Media 3.6%
Cablevision Systems Corp. (New York Group) "A" (a)	22,825	546,431
CBS Corp. "B"	45,100	2,503,050
Comcast Corp. "A"	250,998	15,095,020
DIRECTV*	50,153	4,653,697
Discovery Communications, Inc. "A"* (a)	15,217	506,117
Discovery Communications, Inc. "C"*	25,926	805,780
Gannett Co., Inc.* (a)	11,495	160,815
Interpublic Group of Companies, Inc.	40,850	787,179
News Corp. "A"* (a)	50,720	740,005
Omnicom Group, Inc. (a)	24,655	1,713,276
Scripps Networks Interactive "A" (a)	9,313	608,791
TEGNA, Inc.	22,990	737,289
Time Warner Cable, Inc.	28,350	5,051,119
Time Warner, Inc.	82,319	7,195,504
Twenty-First Century Fox, Inc. "A"	176,582	5,746,861
Viacom, Inc. "B"	35,595	2,300,861
Walt Disney Co.	155,936	17,798,535
		66,950,330
Multiline Retail 0.8%
Dollar General Corp. (a)	29,688	2,307,945
Dollar Tree, Inc.*	20,459	1,616,056
Family Dollar Stores, Inc.	9,727	766,585
Kohl's Corp. (a)	19,688	1,232,666
Macy's, Inc.	33,560	2,264,293
Nordstrom, Inc.	14,300	1,065,350
Target Corp. (a)	63,819	5,209,545
		14,462,440
Specialty Retail 2.3%
AutoNation, Inc.*	7,710	485,576
AutoZone, Inc.* (a)	3,161	2,108,071
Bed Bath & Beyond, Inc.* (a)	16,819	1,160,175
Best Buy Co., Inc. (a)	29,660	967,213
CarMax, Inc.*	20,617	1,365,051
GameStop Corp. "A" (a)	10,462	449,447
Home Depot, Inc.	129,797	14,424,341
L Brands, Inc.	24,457	2,096,699
Lowe's Companies, Inc.	93,168	6,239,461
O'Reilly Automotive, Inc.*	10,090	2,280,138
Ross Stores, Inc.	41,552	2,019,843
Staples, Inc.	63,881	978,018
The Gap, Inc.	26,371	1,006,581
Tiffany & Co.	11,427	1,048,998
TJX Companies, Inc. (a)	67,634	4,475,342
Tractor Supply Co. (a)	13,752	1,236,855
Urban Outfitters, Inc.* (a)	9,888	346,080
		42,687,889
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. (a)	27,836	963,404
Fossil Group, Inc.* (a)	4,250	294,780
Hanesbrands, Inc.	40,460	1,348,127
Michael Kors Holdings Ltd.*	20,092	845,672
NIKE, Inc. "B"	69,677	7,526,510
PVH Corp. (a)	8,067	929,318
Ralph Lauren Corp.	5,897	780,527
Under Armour, Inc. "A"* (a)	16,707	1,394,032
VF Corp.	33,728	2,352,191
		16,434,561
Consumer Staples 9.2%
Beverages 2.1%
Brown-Forman Corp. "B" (a)	15,495	1,552,289
Coca-Cola Co.	391,721	15,367,215
Coca-Cola Enterprises, Inc.	21,614	938,912
Constellation Brands, Inc. "A" (a)	16,992	1,971,412
Dr. Pepper Snapple Group, Inc.	19,404	1,414,552
Molson Coors Brewing Co. "B"	16,190	1,130,224
Monster Beverage Corp.*	14,677	1,967,012
PepsiCo, Inc.	147,328	13,751,595
		38,093,211
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	43,883	5,926,838
CVS Health Corp. (a)	112,760	11,826,269
Kroger Co.	48,949	3,549,292
Sysco Corp. (a)	59,509	2,148,275
Wal-Mart Stores, Inc.	157,641	11,181,476
Walgreens Boots Alliance, Inc.	87,151	7,359,030
Whole Foods Market, Inc. (a)	35,511	1,400,554
		43,391,734
Food Products 1.6%
Archer-Daniels-Midland Co.	61,910	2,985,300
Campbell Soup Co. (a)	17,446	831,302
ConAgra Foods, Inc.	42,919	1,876,419
General Mills, Inc. (a)	59,314	3,304,976
Hormel Foods Corp. (a)	13,629	768,267
Kellogg Co.	24,900	1,561,230
Keurig Green Mountain, Inc. (a)	11,508	881,858
Kraft Foods Group, Inc.	59,162	5,037,053
McCormick & Co., Inc. (a)	13,080	1,058,826
Mead Johnson Nutrition Co.	20,425	1,842,743
Mondelez International, Inc. "A"	162,410	6,681,547
The Hershey Co.	14,754	1,310,598
The JM Smucker Co.	9,851	1,067,947
Tyson Foods, Inc. "A" (a)	28,718	1,224,248
		30,432,314
Household Products 1.7%
Clorox Co. (a)	13,149	1,367,759
Colgate-Palmolive Co. (a)	84,894	5,552,916
Kimberly-Clark Corp.	36,303	3,847,029
Procter & Gamble Co.	271,008	21,203,666
		31,971,370
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	22,456	1,946,037
Tobacco 1.4%
Altria Group, Inc.	196,464	9,609,054
Philip Morris International, Inc.	154,744	12,405,827
Reynolds American, Inc.	41,309	3,084,130
		25,099,011
Energy 7.7%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	43,871	2,706,841
Cameron International Corp.*	19,235	1,007,337
Diamond Offshore Drilling, Inc. (a)	6,373	164,487
Ensco PLC "A" (a)	23,577	525,060
FMC Technologies, Inc.*	22,882	949,374
Halliburton Co.	84,924	3,657,677
Helmerich & Payne, Inc. (a)	10,523	741,030
National Oilwell Varco, Inc. (a)	39,150	1,890,162
Noble Corp. PLC	22,993	353,862
Schlumberger Ltd.	126,857	10,933,805
Transocean Ltd. (a)	34,653	558,606
		23,488,241
Oil, Gas & Consumable Fuels 6.4%
Anadarko Petroleum Corp.	50,829	3,967,712
Apache Corp. (a)	37,530	2,162,854
Cabot Oil & Gas Corp.	41,034	1,294,212
Chesapeake Energy Corp. (a)	50,441	563,426
Chevron Corp.	187,915	18,128,160
Cimarex Energy Co.	9,457	1,043,202
ConocoPhillips	123,050	7,556,500
CONSOL Energy, Inc. (a)	23,397	508,651
Devon Energy Corp.	38,326	2,280,014
EOG Resources, Inc.	55,101	4,824,093
EQT Corp. (a)	15,463	1,257,760
Exxon Mobil Corp.	417,794	34,760,461
Hess Corp.	24,329	1,627,123
Kinder Morgan, Inc. (a)	173,443	6,658,477
Marathon Oil Corp. (a)	67,144	1,782,002
Marathon Petroleum Corp.	53,975	2,823,432
Murphy Oil Corp. (a)	16,165	671,979
Newfield Exploration Co.* (a)	16,061	580,123
Noble Energy, Inc.	38,481	1,642,369
Occidental Petroleum Corp.	76,796	5,972,425
ONEOK, Inc. (a)	21,185	836,384
Phillips 66	54,174	4,364,257
Pioneer Natural Resources Co.	14,767	2,048,035
Range Resources Corp. (a)	16,239	801,882
Southwestern Energy Co.* (a)	39,618	900,517
Spectra Energy Corp.	66,983	2,183,646
Tesoro Corp.	12,399	1,046,600
Valero Energy Corp.	50,802	3,180,205
Williams Companies, Inc.	67,531	3,875,604
		119,342,105
Financials 16.3%
Banks 6.1%
Bank of America Corp.	1,049,272	17,858,609
BB&T Corp. (a)	73,242	2,952,385
Citigroup, Inc.	303,129	16,744,846
Comerica, Inc.	17,548	900,563
Fifth Third Bancorp.	81,679	1,700,557
Huntington Bancshares, Inc.	79,815	902,708
JPMorgan Chase & Co.	370,758	25,122,562
KeyCorp	85,199	1,279,689
M&T Bank Corp. (a)	13,124	1,639,581
People's United Financial, Inc. (a)	30,637	496,626
PNC Financial Services Group, Inc. (a)	51,750	4,949,888
Regions Financial Corp.	133,490	1,382,956
SunTrust Banks, Inc.	51,437	2,212,820
U.S. Bancorp. (a)	177,089	7,685,663
Wells Fargo & Co.	468,320	26,338,317
Zions Bancorp.	20,418	647,965
		112,815,735
Capital Markets 2.3%
Affiliated Managers Group, Inc.*	5,374	1,174,756
Ameriprise Financial, Inc.	18,064	2,256,736
Bank of New York Mellon Corp.	111,711	4,688,511
BlackRock, Inc.	12,749	4,410,899
Charles Schwab Corp.	115,373	3,766,928
E*TRADE Financial Corp.*	29,359	879,302
Franklin Resources, Inc.	38,723	1,898,589
Invesco Ltd.	42,824	1,605,472
Legg Mason, Inc.	9,409	484,846
Morgan Stanley	153,337	5,947,942
Northern Trust Corp.	22,542	1,723,561
State Street Corp.	41,369	3,185,413
T. Rowe Price Group, Inc.	26,288	2,043,366
The Goldman Sachs Group, Inc.	40,108	8,374,149
		42,440,470
Consumer Finance 0.8%
American Express Co.	87,248	6,780,915
Capital One Financial Corp.	54,596	4,802,810
Discover Financial Services	44,123	2,542,367
Navient Corp.	38,683	704,417
		14,830,509
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc. "B"*	182,192	24,798,153
CME Group, Inc.	31,655	2,945,814
Intercontinental Exchange, Inc.	11,248	2,515,165
Leucadia National Corp. (a)	32,392	786,478
McGraw Hill Financial, Inc.	27,239	2,736,158
Moody's Corp. (a)	17,968	1,939,825
The NASDAQ OMX Group, Inc.	11,597	566,050
		36,287,643
Insurance 2.7%
ACE Ltd.	32,483	3,302,871
Aflac, Inc.	43,142	2,683,432
Allstate Corp.	40,749	2,643,388
American International Group, Inc.	133,173	8,232,755
Aon PLC (a)	28,301	2,821,044
Assurant, Inc.	6,944	465,248
Chubb Corp.	23,157	2,203,157
Cincinnati Financial Corp.	15,112	758,320
Genworth Financial, Inc. "A"*	50,545	382,626
Hartford Financial Services Group, Inc.	42,239	1,755,875
Lincoln National Corp.	25,587	1,515,262
Loews Corp. (a)	29,290	1,127,958
Marsh & McLennan Companies, Inc.	54,078	3,066,223
MetLife, Inc. (a)	111,397	6,237,118
Principal Financial Group, Inc.	27,008	1,385,240
Progressive Corp. (a)	52,769	1,468,561
Prudential Financial, Inc.	45,043	3,942,163
The Travelers Companies, Inc.	31,713	3,065,379
Torchmark Corp.	12,786	744,401
Unum Group	24,631	880,558
XL Group PLC	30,503	1,134,712
		49,816,291
Real Estate Investment Trusts 2.4%
American Tower Corp. (REIT)	42,447	3,959,881
Apartment Investment & Management Co. "A" (REIT)	15,898	587,113
AvalonBay Communities, Inc. (REIT)	13,223	2,113,961
Boston Properties, Inc. (REIT)	15,403	1,864,379
Crown Castle International Corp. (REIT)	33,434	2,684,750
Equinix, Inc. (REIT)	5,727	1,454,658
Equity Residential (REIT)	36,182	2,538,891
Essex Property Trust, Inc. (REIT)	6,434	1,367,225
General Growth Properties, Inc. (REIT)	62,075	1,592,844
HCP, Inc. (REIT)	46,258	1,687,029
Health Care REIT, Inc. (REIT) (a)	35,375	2,321,661
Host Hotels & Resorts, Inc. (REIT)	75,285	1,492,902
Iron Mountain, Inc. (REIT)	18,351	568,881
Kimco Realty Corp. (REIT)	40,847	920,691
Plum Creek Timber Co., Inc. (REIT)	17,726	719,144
Prologis, Inc. (REIT)	51,727	1,919,072
Public Storage (REIT)	14,581	2,688,299
Realty Income Corp. (REIT) (a)	23,581	1,046,761
Simon Property Group, Inc. (REIT)	31,044	5,371,233
SL Green Realty Corp. (REIT)	9,917	1,089,779
The Macerich Co. (REIT)	13,838	1,032,315
Ventas, Inc. (REIT)	33,391	2,073,247
Vornado Realty Trust (REIT)	17,547	1,665,737
Weyerhaeuser Co. (REIT)	52,316	1,647,954
		44,408,407
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	28,336	1,048,432
Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp., Inc.	47,456	468,865
Health Care 15.2%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.*	22,350	4,040,210
Amgen, Inc.	75,919	11,655,085
Biogen, Inc.*	23,494	9,490,166
Celgene Corp.*	79,201	9,166,328
Gilead Sciences, Inc.	146,803	17,187,695
Regeneron Pharmaceuticals, Inc.*	7,526	3,839,238
Vertex Pharmaceuticals, Inc.*	24,519	3,027,606
		58,406,328
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	148,672	7,296,822
Baxter International, Inc.	54,244	3,793,283
Becton, Dickinson & Co.	20,848	2,953,119
Boston Scientific Corp.*	134,752	2,385,110
C.R. Bard, Inc.	7,363	1,256,864
DENTSPLY International, Inc.	14,316	737,990
Edwards Lifesciences Corp.*	10,744	1,530,268
Intuitive Surgical, Inc.*	3,659	1,772,786
Medtronic PLC	142,299	10,544,356
St. Jude Medical, Inc.	28,276	2,066,127
Stryker Corp. (a)	29,650	2,833,650
Varian Medical Systems, Inc.* (a)	10,245	863,961
Zimmer Biomet Holdings, Inc.	17,029	1,860,078
		39,894,414
Health Care Providers & Services 2.9%
Aetna, Inc.	34,894	4,447,589
AmerisourceBergen Corp.	20,921	2,224,739
Anthem, Inc.	26,431	4,338,384
Cardinal Health, Inc.	33,035	2,763,378
CIGNA Corp.	25,710	4,165,020
DaVita HealthCare Partners, Inc.*	17,420	1,384,367
Express Scripts Holding Co.*	72,822	6,476,789
HCA Holdings, Inc.*	28,933	2,624,802
Henry Schein, Inc.* (a)	8,499	1,207,878
Humana, Inc.	15,000	2,869,200
Laboratory Corp. of America Holdings* (a)	10,056	1,218,988
McKesson Corp.	23,140	5,202,104
Patterson Companies, Inc.	8,228	400,292
Quest Diagnostics, Inc.	14,164	1,027,173
Tenet Healthcare Corp.* (a)	9,679	560,221
UnitedHealth Group, Inc.	95,096	11,601,712
Universal Health Services, Inc. "B" (a)	8,954	1,272,363
		53,784,999
Health Care Technology 0.1%
Cerner Corp.* (a)	30,342	2,095,419
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	33,760	1,302,461
PerkinElmer, Inc. (a)	11,044	581,356
Thermo Fisher Scientific, Inc.	39,711	5,152,899
Waters Corp.* (a)	8,400	1,078,392
		8,115,108
Pharmaceuticals 6.4%
AbbVie, Inc. (a)	171,765	11,540,890
Allergan PLC*	39,198	11,895,025
Bristol-Myers Squibb Co.	166,507	11,079,376
Eli Lilly & Co.	97,571	8,146,203
Endo International PLC*	20,341	1,620,161
Hospira, Inc.*	16,998	1,507,893
Johnson & Johnson	277,045	27,000,806
Mallinckrodt PLC*	11,579	1,363,080
Merck & Co., Inc.	282,233	16,067,525
Mylan NV*	41,055	2,785,992
Perrigo Co. PLC	14,604	2,699,257
Pfizer, Inc.	615,276	20,630,204
Zoetis, Inc.	49,938	2,408,010
		118,744,422
Industrials 9.9%
Aerospace & Defense 2.6%
Boeing Co.	64,248	8,912,483
General Dynamics Corp.	31,218	4,423,278
Honeywell International, Inc.	78,147	7,968,650
L-3 Communications Holdings, Inc.	8,325	943,889
Lockheed Martin Corp.	26,779	4,978,216
Northrop Grumman Corp.	19,375	3,073,456
Precision Castparts Corp.	13,804	2,759,005
Raytheon Co.	30,450	2,913,456
Rockwell Collins, Inc. (a)	13,098	1,209,600
Textron, Inc. (a)	27,494	1,227,057
United Technologies Corp.	82,729	9,177,128
		47,586,218
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	14,881	928,426
Expeditors International of Washington, Inc.	19,078	879,591
FedEx Corp.	26,246	4,472,318
United Parcel Service, Inc. "B"	69,325	6,718,286
		12,998,621
Airlines 0.4%
American Airlines Group, Inc. (a)	69,175	2,762,504
Delta Air Lines, Inc.	81,974	3,367,492
Southwest Airlines Co.	66,760	2,209,088
		8,339,084
Building Products 0.1%
Allegion PLC	9,914	596,228
Masco Corp.	34,309	915,021
		1,511,249
Commercial Services & Supplies 0.4%
ADT Corp. (a)	17,413	584,554
Cintas Corp. (a)	9,296	786,349
Pitney Bowes, Inc.	20,251	421,423
Republic Services, Inc.	24,494	959,430
Stericycle, Inc.* (a)	8,523	1,141,315
Tyco International PLC (a)	42,599	1,639,210
Waste Management, Inc.	42,445	1,967,326
		7,499,607
Construction & Engineering 0.1%
Fluor Corp.	14,909	790,326
Jacobs Engineering Group, Inc.* (a)	12,464	506,288
Quanta Services, Inc.*	20,484	590,349
		1,886,963
Electrical Equipment 0.5%
AMETEK, Inc.	24,109	1,320,691
Eaton Corp. PLC	46,625	3,146,721
Emerson Electric Co. (a)	66,747	3,699,786
Rockwell Automation, Inc. (a)	13,561	1,690,243
		9,857,441
Industrial Conglomerates 2.3%
3M Co.	63,392	9,781,386
Danaher Corp.	61,304	5,247,009
General Electric Co.	1,006,557	26,744,220
Roper Technologies, Inc.	9,920	1,710,803
		43,483,418
Machinery 1.5%
Caterpillar, Inc. (a)	60,307	5,115,240
Cummins, Inc. (a)	16,582	2,175,393
Deere & Co. (a)	33,370	3,238,558
Dover Corp. (a)	15,999	1,122,810
Flowserve Corp. (a)	13,757	724,444
Illinois Tool Works, Inc. (a)	33,826	3,104,888
Ingersoll-Rand PLC	26,339	1,775,775
Joy Global, Inc. (a)	10,150	367,430
PACCAR, Inc. (a)	35,391	2,258,300
Pall Corp.	10,495	1,306,103
Parker-Hannifin Corp.	13,840	1,610,007
Pentair PLC	17,620	1,211,375
Snap-on, Inc. (a)	5,807	924,765
Stanley Black & Decker, Inc.	15,421	1,622,906
Xylem, Inc.	18,408	682,384
		27,240,378
Professional Services 0.2%
Dun & Bradstreet Corp.	3,616	441,152
Equifax, Inc.	11,795	1,145,177
Nielsen NV	36,442	1,631,508
Robert Half International, Inc.	13,175	731,212
		3,949,049
Road & Rail 0.9%
CSX Corp.	98,578	3,218,572
J.B. Hunt Transport Services, Inc.	9,187	754,161
Kansas City Southern	11,260	1,026,912
Norfolk Southern Corp.	30,370	2,653,123
Ryder System, Inc.	5,332	465,857
Union Pacific Corp.	87,434	8,338,580
		16,457,205
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	26,718	1,126,965
United Rentals, Inc.* (a)	9,722	851,842
W.W. Grainger, Inc. (a)	5,978	1,414,694
		3,393,501
Information Technology 19.3%
Communications Equipment 1.5%
Cisco Systems, Inc.	507,899	13,946,907
F5 Networks, Inc.* (a)	7,221	869,047
Harris Corp.	12,438	956,607
Juniper Networks, Inc. (a)	35,820	930,245
Motorola Solutions, Inc. (a)	18,395	1,054,769
QUALCOMM, Inc. (a)	162,731	10,191,843
		27,949,418
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	30,700	1,779,679
Corning, Inc. (a)	125,506	2,476,233
FLIR Systems, Inc.	13,961	430,278
TE Connectivity Ltd.	40,498	2,604,022
		7,290,212
Internet Software & Services 3.3%
Akamai Technologies, Inc.*	17,953	1,253,478
eBay, Inc.*	110,394	6,650,134
Facebook, Inc. "A"*	210,430	18,047,529
Google, Inc. "A"*	28,594	15,441,904
Google, Inc. "C"*	28,676	14,926,145
VeriSign, Inc.* (a)	10,286	634,852
Yahoo!, Inc.*	86,716	3,407,072
		60,361,114
IT Services 3.3%
Accenture PLC "A" (a)	62,578	6,056,299
Alliance Data Systems Corp.*	6,182	1,804,773
Automatic Data Processing, Inc.	46,904	3,763,108
Cognizant Technology Solutions Corp. "A"*	61,201	3,738,769
Computer Sciences Corp.	13,711	899,990
Fidelity National Information Services, Inc.	28,261	1,746,530
Fiserv, Inc.* (a)	23,811	1,972,265
International Business Machines Corp.	91,505	14,884,203
MasterCard, Inc. "A"	96,884	9,056,716
Paychex, Inc.	32,223	1,510,614
Teradata Corp.* (a)	14,181	524,697
Total System Services, Inc. (a)	16,433	686,406
Visa, Inc. "A" (a)	193,143	12,969,553
Western Union Co. (a)	50,988	1,036,586
Xerox Corp.	101,551	1,080,503
		61,731,012
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	30,012	1,536,614
Analog Devices, Inc.	31,575	2,026,641
Applied Materials, Inc.	123,885	2,381,070
Avago Technologies Ltd.	25,596	3,402,476
Broadcom Corp. "A"	54,685	2,815,731
First Solar, Inc.* (a)	7,695	361,511
Intel Corp. (a)	473,558	14,403,266
KLA-Tencor Corp.	16,122	906,218
Lam Research Corp.	15,848	1,289,235
Linear Technology Corp.	23,812	1,053,205
Microchip Technology, Inc. (a)	20,557	974,916
Micron Technology, Inc.*	107,035	2,016,539
NVIDIA Corp.	50,434	1,014,228
Qorvo, Inc.* (a)	15,000	1,204,050
Skyworks Solutions, Inc.	19,231	2,001,947
Texas Instruments, Inc.	103,423	5,327,319
Xilinx, Inc.	26,148	1,154,696
		43,869,662
Software 3.6%
Adobe Systems, Inc.*	47,422	3,841,656
Autodesk, Inc.*	22,336	1,118,475
CA, Inc. (a)	32,005	937,426
Citrix Systems, Inc.*	15,893	1,115,053
Electronic Arts, Inc.* (a)	30,804	2,048,466
Intuit, Inc.	27,513	2,772,485
Microsoft Corp.	808,091	35,677,218
Oracle Corp.	318,476	12,834,583
Red Hat, Inc.*	18,521	1,406,300
Salesforce.com, Inc.*	61,147	4,257,666
Symantec Corp.	68,530	1,593,322
		67,602,650
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	575,506	72,182,839
EMC Corp.	193,932	5,117,865
Hewlett-Packard Co.	180,373	5,412,994
NetApp, Inc. (a)	30,642	967,062
SanDisk Corp.	20,744	1,207,716
Seagate Technology PLC (a)	31,645	1,503,137
Western Digital Corp.	21,706	1,702,184
		88,093,797
Materials 3.1%
Chemicals 2.3%
Air Products & Chemicals, Inc.	19,205	2,627,820
Airgas, Inc. (a)	6,793	718,563
CF Industries Holdings, Inc.	23,453	1,507,559
Dow Chemical Co.	108,252	5,539,255
E.I. du Pont de Nemours & Co.	90,409	5,781,656
Eastman Chemical Co. (a)	14,718	1,204,227
Ecolab, Inc.	26,705	3,019,534
FMC Corp. (a)	13,516	710,266
International Flavors & Fragrances, Inc. (a)	8,184	894,429
LyondellBasell Industries NV "A"	39,236	4,061,711
Monsanto Co.	47,523	5,065,477
PPG Industries, Inc.	27,129	3,112,239
Praxair, Inc.	28,760	3,438,258
Sigma-Aldrich Corp.	11,870	1,654,084
The Mosaic Co.	31,367	1,469,544
The Sherwin-Williams Co.	7,912	2,175,958
		42,980,580
Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	6,197	876,938
Vulcan Materials Co. (a)	13,227	1,110,142
		1,987,080
Containers & Packaging 0.3%
Avery Dennison Corp. (a)	9,397	572,653
Ball Corp. (a)	13,985	981,048
MeadWestvaco Corp.	33,393	1,575,816
Owens-Illinois, Inc.* (a)	16,374	375,619
Sealed Air Corp.	20,814	1,069,423
		4,574,559
Metals & Mining 0.3%
Alcoa, Inc.	123,421	1,376,144
Allegheny Technologies, Inc.	10,817	326,673
Freeport-McMoRan, Inc.	103,470	1,926,611
Newmont Mining Corp.	53,279	1,244,598
Nucor Corp. (a)	31,895	1,405,613
		6,279,639
Paper & Forest Products 0.1%
International Paper Co.	42,236	2,010,011
Telecommunication Services 2.2%
Diversified Telecommunication Services
AT&T, Inc.	518,711	18,424,615
CenturyLink, Inc.	56,761	1,667,638
Frontier Communications Corp. (a)	115,884	573,626
Level 3 Communications, Inc.*	29,153	1,535,488
Verizon Communications, Inc.	407,356	18,986,863
		41,188,230
Utilities 2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc. (a)	48,632	2,576,037
Duke Energy Corp.	69,007	4,873,274
Edison International	32,924	1,829,916
Entergy Corp.	18,316	1,291,278
Eversource Energy	31,405	1,426,101
Exelon Corp.	86,013	2,702,529
FirstEnergy Corp. (a)	42,792	1,392,880
NextEra Energy, Inc. (a)	44,309	4,343,611
Pepco Holdings, Inc.	25,575	688,991
Pinnacle West Capital Corp.	11,238	639,330
PPL Corp.	66,188	1,950,560
Southern Co.	90,627	3,797,271
Xcel Energy, Inc. (a)	50,074	1,611,381
		29,123,159
Gas Utilities 0.0%
AGL Resources, Inc.	12,089	562,864
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	68,898	913,587
NRG Energy, Inc.	33,851	774,511
		1,688,098
Multi-Utilities 1.1%
Ameren Corp.	23,680	892,262
CenterPoint Energy, Inc.	43,205	822,191
CMS Energy Corp.	27,654	880,503
Consolidated Edison, Inc. (a)	28,942	1,675,163
Dominion Resources, Inc.	59,087	3,951,148
DTE Energy Co.	18,058	1,347,849
NiSource, Inc.	32,040	1,460,704
PG&E Corp.	48,508	2,381,743
Public Service Enterprise Group, Inc.	50,619	1,988,314
SCANA Corp. (a)	14,532	736,046
Sempra Energy	23,087	2,284,228
TECO Energy, Inc.	22,586	398,869
WEC Energy Group, Inc. (a)	31,197	1,402,907
		20,221,927
Total Common Stocks (Cost $849,220,120)		1,821,220,879

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.045%**, 10/8/2015 (b) (Cost $5,214,354)	5,215,000	5,214,823

	Shares	Value ($)

Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 0.16% (c) (d) (Cost $153,922,364)	153,922,364	153,922,364

Cash Equivalents 1.4%
Central Cash Management Fund, 0.09% (c) (Cost $25,149,796)	25,149,796	25,149,796

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,033,506,634)†	108.3	2,005,507,862
Other Assets and Liabilities, Net	(8.3)	(153,007,356)
Net Assets	100.0	1,852,500,506

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,095,951,812. At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $909,556,050. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $999,668,806 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $90,112,756.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $150,280,152, which is 8.1% of net assets.

(b) At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/18/2015	267	27,426,240	(587,707)

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$1,821,220,879	$—	$—	$1,821,220,879
Government & Agency Obligation	—	5,214,823	—	5,214,823
Short-Term Investments (e)	179,072,160	—	—	179,072,160
Total	$2,000,293,039	$5,214,823	$—	$2,005,507,862
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f)
Futures Contracts	$(587,707)	$—	$—	$(587,707)
Total	$(587,707)	$—	$—	$(587,707)

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $854,434,474) — including $150,280,152 of securities loaned	$1,826,435,702
Investment in Daily Assets Fund Institutional (cost $153,922,364)*	153,922,364
Investment in Central Cash Management Fund (cost $25,149,796)	25,149,796
Total investments in securities, at value (cost $1,033,506,634)	2,005,507,862
Cash	167,657
Receivable for investments sold	304,671
Dividends receivable	2,103,315
Interest receivable	19,851
Receivable for variation margin on futures contracts	66,060
Other assets	15,204
Total assets	2,008,184,620
Liabilities
Payable upon return of securities loaned	153,922,364
Payable for investments purchased	1,531,459
Accrued management fee	77,855
Accrued Trustees' fees	15,105
Other accrued expenses and payables	137,331
Total liabilities	155,684,114
Net assets, at value	$1,852,500,506

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $62,218)	$19,260,080
Interest	2,226
Income distributions — Central Cash Management Fund	15,244
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	129,144
Total income	19,406,694
Expenses: Management fee	473,816
Administration fee	284,290
Custodian fee	25,647
Professional fees	56,979
Reports to shareholders	4,386
Trustees' fees and expenses	38,855
Other	31,785
Total expenses	915,758
Net investment income (loss)	18,490,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	33,522,113
Futures	1,484,939
35,007,052
Change in net unrealized appreciation (depreciation) on: Investments	(29,345,617)
Futures	(978,703)
(30,324,320)
Net gain (loss)	4,682,732
Net increase (decrease) in net assets resulting from operations	$23,173,668

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income (loss)	$18,490,936	$37,367,421
Operations: Net investment income (loss)	$18,490,936	$37,367,421
Net realized gain (loss)	35,007,052	164,481,451
Change in net unrealized appreciation (depreciation)	(30,324,320)	43,329,767
Net increase (decrease) in net assets resulting from operations	23,173,668	245,178,639
Capital transactions in shares of beneficial interest: Proceeds from capital invested	210,592,499	481,608,117
Value of capital withdrawn	(285,218,930)	(840,626,535)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(74,626,431)	(359,018,418)
Increase (decrease) in net assets	(51,452,763)	(113,839,779)
Net assets at beginning of period	1,903,953,269	2,017,793,048
Net assets at end of period	$1,852,500,506	$1,903,953,269

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/15 (Unaudited)		2014	2013		2012	2011	2010
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,853		1,904	2,018		2,100	2,101	2,524
Ratio of expenses before expense reductions (%)	.10	*	.10	.10		.09	.10	.10
Ratio of expenses after expense reductions (%)	.10	*	.10	.10		.09	.10	.06
Ratio of net investment income (%)	1.95	*	1.95	2.01		2.24	1.99	2.03
Portfolio turnover rate (%)	1	**	2	3	c	4	3	5
Total investment return (%)b	1.22	**	13.50	32.14		15.87	2.09	15.12	a
a Total investment return would have been lower had certain expenses not been reduced.
b Total investment return for the Portfolio was derived from the performance of the Institutional Class of Deutsche Equity 500 Index Fund.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated Deutsche feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2015, Deutsche S&P 500 Index Fund and Deutsche Equity 500 Index Fund owned approximately 51% and 49%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Portfolio retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2015, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2015 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $27,426,000 to $59,827,000.

The following table summarizes the value of the Portfolio's derivative instruments held as of June 30, 2015 presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(587,707)
(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,484,939
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(978,703)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $27,388,490 and $42,129,119, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursments) of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee was $284,290, of which $46,713 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2015, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $2,395, of which $2,210 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2015.

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Equity 500 Index Fund (the "Fund"), a series of Deutsche Institutional Funds, invests substantially all of its assets in Deutsche Equity 500 Index Portfolio (the "Portfolio") in order to achieve its investment objectives. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the sub-advisory agreement (the "Sub-Advisory Agreement") between DIMA and Northern Trust Investments, Inc. ("NTI"), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement" and together with the Portfolio Agreement and the Sub-Advisory Agreement, the "Agreements") in September 2014. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the performance, fees and expenses, and profitability compiled by a fee consultant retained by the Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a market index and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013 ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Portfolio’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Portfolio and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board concluded that the Portfolio’s and the Fund’s fee schedules represent an appropriate sharing between the Portfolio and the Fund, as the case may be, and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DE500-3
(R-028288-4 8/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 28, 2015